LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023	May 26, 2023
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,235,870	$ 685,000
Current portion of long-term debt	300,000	300,000
Long-term debt	1,535,870	985,000
Revolving Long-Term Bank Credit Facility, Interest At Variable U.S. Interest Rate
Disclosure of detailed information about borrowings [line items]
Principal amount	0	235,000
Maximum borrowing capacity	1,000,000
Amount committed against facility to cover various letters of credit	$ 10,800	36,000
Revolving Long-Term Bank Credit Facility, Interest At Variable U.S. Interest Rate | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.60%
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	4.36%
Principal amount	$ 347,050	0
Senior unsecured Canadian notes, Series 1, interest at fixed rate of 4.36%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	4.71%
Principal amount	$ 138,820	0
Senior unsecured Canadian notes, Series 2, interest at fixed rate of 4.71%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%
Term Loan, Interest At Variable U.S. Interest Rate, Payable Monthly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000	300,000	$ 300,000
Term Loan, Interest At Variable U.S. Interest Rate, Payable Monthly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.70%
Term Loan, Interest At Variable 6.4% U.S. Interest Rate, Payable Monthly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000	0
Term Loan, Interest At Variable 6.4% U.S. Interest Rate, Payable Monthly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.40%
Notes payable, interest at fixed rate of 2.91%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.91%
Principal amount	$ 100,000	100,000
Notes payable, interest at fixed rate of 2.91%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 50,000	$ 50,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.57%
Revolving Long-term Bank Credit Facility And Term Loan | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Revolving Long-term Bank Credit Facility And Term Loan | Bottom of range [member] | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.00%
Revolving Long-term Bank Credit Facility And Term Loan | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Revolving Long-term Bank Credit Facility And Term Loan | Top of range [member] | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.25%
Delayed Draw Term Loan
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt			$ 300,000
Delayed Draw Term Loan | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.90%